Related Party Transactions - Schedule of Loans Payable to Related Parties (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Loans Payable to Related Parties [Line Item]
Net of debt discount	$ 10,968
Net of Debt Discount [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Net of debt discount	$ 25,297
Mark Porter, Unsecured Interest [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Interest, unsecured	9.00%
Matured Date	December 15, 2021
Mark Porter, Secured Interest [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Matured Date	March 25, 2025
Interest, secured	$ 18
Mark Porter Secured Interest One [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Matured Date	February 5, 2024
Interest, secured	$ 12
Keith Hayter [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Interest, unsecured	10.00%
Matured Date	March 31, 2023